SHARE-BASED COMPENSATION (Details 5)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Share-based compensation
Recognized share-based compensation expense	¥ 13,588,843		¥ 16,040,947		¥ 13,983,246
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	52,162
Restricted Stock [Member]
Share-based compensation
Recognized share-based compensation expense	¥ 3,504,963		5,222,062		¥ 4,894,683
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value | $		$ 507,938		$ 590,625		$ 537,750
2014 Plan
Share-based compensation
Risk-free interest rate (as a percent)					2.14%	2.14%
Option term					10 years	10 years
Volatility (as a percent)					55.00%	55.00%
Dividend yield					0.00%	0.00%
Expected weighted-average recognized period	1 year 4 months 13 days	1 year 4 months 13 days
Expected forfeiture rate (post-vesting) of executive level	0.00%	0.00%
Expected forfeiture rate (post-vesting) of non-executive level	10.00%	10.00%
Recognized share-based compensation expense	¥ 2,304,913		¥ 2,329,254		¥ 1,422,381
Total unrecognized compensation expense	2,333,324
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	¥ 2,333,324
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	7 years 4 months 17 days	7 years 4 months 17 days
2014 Plan | Restricted Stock [Member]
Share-based compensation
Recognized share-based compensation expense	¥ 140,885
Total unrecognized compensation expense	49,307
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value | $		$ 15,240
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	¥ 49,307
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	1 year 2 months 23 days	1 year 2 months 23 days